COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17) COMMITMENTS AND CONTINGENCIES

a) Commitments

Enerplus has the following minimum annual commitments, excluding operating leases which are recorded in the lease liability (see Note 10):

		Minimum Annual Commitment Each Year
($ thousands)	Total	2023	2024	2025	2026	2027	Thereafter
Senior notes(1)	$203,200	$80,600	$80,600	$21,000	$21,000	$—	$—
Transportation commitments	487,604	71,329	72,598	73,428	73,975	61,852	134,422
Service workover rigs commitments	7,884	7,884	—	—	—	—	—
Purchase commitments	2,100	2,100	—	—	—	—	—
Total commitments(2)	$700,788	$161,913	$153,198	$94,428	$94,975	$61,852	$134,422
(1)	Interest payments have not been included.
(2)	Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.

b) Contingencies

Enerplus is subject to various legal claims and actions arising in the normal course of business. Although the outcome of such claims and actions cannot be predicted with certainty, the Company does not expect these matters to have a material impact on the Consolidated Financial Statements. In instances where the Company determines that a loss is probable and the amount can be reasonably estimated, an accrual is recorded.